Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of gross reinsurance premiums written by intermediaries
During the years ended December 31, 2020, 2019 and 2018, Sirius Group received its gross reinsurance premiums written from four major, third-party reinsurance intermediaries as detailed in the following table:

Gross written premium by intermediary	2020	2019	2018
Guy Carpenter & Company and subsidiaries	23%	24%	26%
Aon Corporation and subsidiaries	17%	24%	26%
WT Butler and Co. Ltd.	12%	11%	10%
Willis Towers Watson plc and subsidiaries	10%	10%	8%
Total	62%	69%	70%

Schedule of net written premiums by geographic region
The following table shows Sirius Group's net written premiums by geographic region based on the location of the ceding company for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
United States	$963.7	$922.3	$794.7
Europe	278.3	268.9	276.5
Canada, the Caribbean, Bermuda and Latin America	98.9	102.5	103.6
Asia and Other	163.9	208.9	182.3
Total	$1,504.8	$1,502.6	$1,357.1

Schedule of lease balances within the Consolidated Balance Sheets
The following table presents the lease balances within the Consolidated Balance Sheets as of December 31, 2020 and 2019:

(millions)	Balance Sheet Classification	December 31, 2020	December 31, 2019
Operating lease right-of-use assets	Other assets	$25.8	$27.4
Current lease liabilities	Other liabilities	$9.6	$8.3
Non-current lease liabilities	Other liabilities	$18.0	$21.0

Schedule of weighted average remaining lease term and weighted average discount rate
The following table presents weighted average remaining lease term and weighted average discount rate as at December 31, 2020:

Weighted average lease term (years) as of December 31, 2020
Leased offices	7 years
Leased equipment	3 years
Weighted average discount rate:
Leased offices	3.3%
Leased equipment	3.4%

Schedule of future annual minimum rental payments required under non cancellable leases for office space
The following table presents future annual minimum rental payments required under non-cancellable leases and the present value discount to arrive at total lease liability as of December 31, 2020:

(Millions)	Future Payments
2021	$10.4
2022	9.3
2023	5.7
2024	2.4
2025	1.0
2026	0.1
2027 and after	0.2
Total future annual minimum rental payments as at December 31, 2020	29.1
Less: present value discount	(1.5)
Total lease liability as of December 31, 2020	$27.6